Quarterly Financial Data (Details) (USD $)	3 Months Ended								4 Months Ended		6 Months Ended			12 Months Ended
	Jul. 14, 2014	Dec. 30, 2013	Oct. 07, 2013	Jul. 15, 2013	Dec. 31, 2012		Oct. 01, 2012	Jul. 09, 2012	Apr. 22, 2013	Apr. 16, 2012	Dec. 30, 2013	Jul. 14, 2014	Jul. 15, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Quarterly Financial Information Disclosure [Abstract]
Days in fiscal year														364 days	371 days	364 days
Days in first fiscal quarter														112 days	112 days	112 days
Days in second fiscal quarter														84 days	84 days	84 days
Days in third fiscal quarter														84 days	84 days	84 days
Days in fourth fiscal quarter														84 days	91 days	84 days
Selected Quarterly Financial Information [Abstract]
Revenue, Net	$ 41,887,262	$ 28,676,709	$ 29,144,509	$ 27,185,514	$ 20,725,920	[1]	$ 20,235,595	$ 18,087,524	$ 31,378,542	$ 20,674,537		$ 88,153,303	$ 58,564,057	$ 116,385,274	$ 79,723,576	$ 50,176,769
Operating Income (Loss)	1,614,577	(1,577,769)	1,223,005	1,243,393	(364,062)	[1]	1,074,349	1,421,959	96,062	573,715		(4,864,689)	1,339,454	984,691	2,705,961	789,985
Net and comprehensive loss	$ 1,118,941	$ (3,097,745)	$ 350,657	$ 422,869	$ 753,182	[1]	$ (459,111)	$ (577,024)	$ (1,390,877)	$ 30,058	$ (2,747,088)	$ (8,869,190)	$ (968,008)	$ (3,715,096)	$ (252,895)	$ (26,925)
Net loss per share, basic and diluted (USD per share)		$ (0.25)	$ 0.03	$ 0.03	$ 0.06	[1]	$ (0.04)	$ (0.05)	$ (0.11)	$ 0.00				$ (0.30)	$ (0.02)	$ 0.00
Weighted average shares outstanding, basic and diluted (in shares)		12,561,414	12,561,414	12,561,414	12,561,414	[1]	12,561,414	12,561,414	12,561,414	12,561,414				12,561,414	12,561,414	12,561,414

[1]	The fiscal quarter ended December 31, 2012 consisted of 13 weeks.